Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total Blue Star Foods Corp. Stockholders' Deficit [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2018		$ 1,603	$ 3,404,774	$ (3,853,139)	$ (446,762)	$ (372,752)	$ (819,514)
Balance, shares at Dec. 31, 2018	1,413	16,023,164
Common Stock Issued for Cash		$ 2	31,998		32,000		32,000
Common Stock Issued for Cash, shares		16,000
Cancellation of issued shares for cash		$ (1)	(9,999)		(10,000)		(10,000)
Cancellation of issued shares for cash, shares		(5,000)
Common Stock Incentive Issued to Employees		$ 1	10,999		11,000		11,000
Common Stock Incentive Issued to Employees, shares		5,500
Common Stock Issued For Coastal Pride Acquisition		$ 130	2,589,870		2,590,000		2,590,000
Common Stock Issued For Coastal Pride Acquisition, shares		1,295,000
Stock based compensation			2,251,322		2,251,322		2,251,322
Series A preferred 8% dividend issued in common stock		$ 6	113,035	(113,041)
Series A preferred 8% dividend issued in common stock, shares		56,520
Common stock issued for service		$ 20	397,022		397,042		397,042
Common stock issued for service, shares		198,521
Net Loss				(4,986,286)	(4,986,286)	(35,417)	(5,021,703)
Comprehensive (income) loss						50,141	50,141
Balance at Dec. 31, 2019		$ 1,761	8,789,021	(8,952,466)	(161,684)	(358,028)	(161,684)
Balance, shares at Dec. 31, 2019	1,413	17,589,705
Stock based compensation			34,846		34,846		34,846
Series A preferred 8% dividend issued in common stock		$ 1	28,258	(28,259)
Series A preferred 8% dividend issued in common stock, shares		14,130
Net Loss				(850,407)	(850,407)	(3,240)	(853,647)
Comprehensive (income) loss						14,606	14,606
Balance at Mar. 31, 2020		$ 1,762	8,852,125	(9,831,132)	(977,245)	(346,662)	(1,323,907)
Balance, shares at Mar. 31, 2020	1,413	17,603,835
Balance at Dec. 31, 2019		$ 1,761	8,789,021	(8,952,466)	(161,684)	(358,028)	(161,684)
Balance, shares at Dec. 31, 2019	1,413	17,589,705
Common Stock Issued for Cash			10,000		10,000		10,000
Common Stock Issued for Cash, shares		5,000
Common stock issued to related party lender for forbearance		$ 100	2,655,192		2,655,292		2,655,292
Common stock issued to related party lender for forbearance, shares		1,021,266
Common Stock Issued to settle related party notes		$ 80	1,593,220		1,593,300		1,593,300
Common Stock Issued to settle related party notes, shares		796,650
Stock based compensation			139,380		139,380		139,380
Series A preferred 8% dividend issued in common stock		$ 5	113,035	(113,040)
Series A preferred 8% dividend issued in common stock, shares		52,286
Common stock issued for service		$ 12	188,988		189,000		189,000
Common stock issued for service, shares		115,814
Net Loss				(4,445,011)	(4,445,011)	7,577	(4,437,434)
Deconsolidation of Strike the Gold Foods, Ltd.						326,751	326,751
Comprehensive (income) loss						23,700	23,700
Balance at Dec. 31, 2020		$ 1,958	13,488,836	(13,510,517)	(19,723)		(19,723)
Balance, shares at Dec. 31, 2020	1,413	19,580,721
Common Stock Issued for Cash							10,000
Stock based compensation			30,319		30,319		30,319
Series A preferred 8% dividend issued in common stock		$ 1	28,259	(28,260)
Series A preferred 8% dividend issued in common stock, shares		11,975
Common stock issued for service		$ 5	96,242		96,247		96,247
Common stock issued for service, shares		40,465
Net Loss				(478,104)	(478,104)		(478,104)
Comprehensive (income) loss
Balance at Mar. 31, 2021		$ 1,964	$ 13,643,656	$ (14,016,881)	$ (371,261)		$ (371,261)
Balance, shares at Mar. 31, 2021	1,413	19,633,161